Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Revenues and Adjusted EBITDA by Segment
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Revenues
Legal Professionals	727	705	1,448	1,419
Corporates	442	392	949	827
Tax & Accounting Professionals	250	229	578	511
Reuters News	205	194	415	369
Global Print	123	133	247	271
Eliminations/Rounding	(7)	(6)	(12)	(12)
Revenues	1,740	1,647	3,625	3,385

Adjusted EBITDA
Legal Professionals	327	345	669	663
Corporates	163	163	356	317
Tax & Accounting Professionals	91	89	272	238
Reuters News	51	45	111	74
Global Print	43	53	90	103
Total reportable segments adjusted EBITDA	675	695	1,498	1,395
Corporate costs	(29)	(33)	(46)	(56)
Fair value adjustments (1)	4	(5)	2	(18)
Depreciation	(29)	(29)	(57)	(59)
Amortization of computer software	(154)	(127)	(307)	(245)
Amortization of other identifiable intangible assets	(23)	(23)	(48)	(48)
Other operating (losses) gains, net	(29)	347	(70)	364
Operating profit	415	825	972	1,333
Net interest expense	(36)	(34)	(76)	(89)
Other finance income (costs)	2	(102)	24	(192)
Share of post-tax earnings in equity method investments	61	419	53	989
Tax benefit (expense)	402	(219)	335	(415)
Earnings from continuing operations	844	889	1,308	1,626

(1)	Includes acquired deferred revenue of $2 million (2023 – $4 million) and $6 million (2023 – $13 million) in the three and six months ended June 30, 2024, respectively.